united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2; Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Stephanie Shearer, Gemini Fund Services, LLC.

80 Arkay Dr., Suite 110, Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Power Income VIT Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018
Shares		Value
	MUTUAL FUNDS - 38.4%
	DEBT FUNDS - 38.4%
106,950	BlackRock Funds II - Floating Rate Income Portfolio - Institutional Class	$1,089,819
167,269	BlackRock High Yield Portfolio - Institutional Class	1,277,933
33,857	Lord Abbett High Yield Fund - Institutional Class	255,280
63,383	Virtus Seix Floating Rate High Income Fund - Institutional Class	552,700
	TOTAL MUTUAL FUNDS (Cost - $3,167,800)	3,175,732

	SHORT-TERM INVESTMENTS - 62.1%
	MONEY MARKET FUNDS - 62.1%
1,277,615	Dreyfus Treasury Securities Cash Management - Institutional Class, 1.46% *	1,277,615
1,277,623	Fidelity Investments Money Market Funds - Government Portfolio - Institutional Class, 1.49% *	1,277,623
1,309,606	Goldman Sachs Financial Square Funds - Government Fund - FST Shares, 1.61% *	1,309,606
1,277,757	Invesco Stit Liquid Assets - STIT - Government & Agency Portfolio - Institutional Class, 1.25% *	1,277,757
	TOTAL SHORT-TERM INVESTMENTS (Cost - $5,142,601)	5,142,601

	TOTAL INVESTMENTS - 100.5% (Cost - $8,310,401) (a)	$8,318,333
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5) %	(39,273)
	NET ASSETS - 100.0%	$8,279,060

*	Money market fund; interest rate reflects effective yield on March 31, 2018
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $8,332,554
	and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$22,363
	Unrealized depreciation	(36,584)
	Net unrealized depreciation	$(14,221)

Power Dividend Index VIT Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018
Shares		Value
	COMMON STOCK - 98.9%
	AGRICULTURE - 6.2%
8,517	Altria Group, Inc.	$530,779
12,916	Archer-Daniels-Midland Co.	560,167
5,164	Philip Morris International, Inc.	513,302
		1,604,248
	AUTO MANUFACTURERS - 2.2%
52,135	Ford Motor Co.	577,656

	BANKS - 1.9%
9,605	Wells Fargo & Co.	503,398

	BEVERAGES - 2.1%
12,478	Coca-Cola Co.	541,920

	BIOTECHNOLOGY - 2.0%
6,929	Gilead Sciences, Inc.	522,377

	CHEMICALS - 4.0%
13,475	CF Industries Holdings, Inc.	508,412
4,981	LyondellBasell Industries	526,392
		1,034,804
	COMMERCIAL SERVICES - 4.1%
16,742	Nielsen Holdings PLC	532,228
27,736	Western Union Co.	533,363
		1,065,591
	COMPUTERS - 4.2%
3,511	International Business Machines Corp.	538,693
9,292	Seagate Technology PLC	543,768
		1,082,461
	DIVERSIFIED FINANCIAL SERVICES - 4.0%
16,205	Invesco Ltd.	518,722
40,365	Navient Corp.	529,589
		1,048,311
	ELECTRIC - 10.9%
51,546	AES Corp.	586,078
17,131	FirstEnergy Corp.	582,625
20,310	PPL Corp.	574,570
14,295	SCANA Corp.	536,777
12,780	Southern Co.	570,755
		2,850,805
	ELECTRICAL COMPONENTS & EQUIPMENT - 2.0%
7,740	Emerson Electric Co.	528,642

	FOOD - 1.9%
10,867	General Mills, Inc.	489,667

	FOREST PRODUCTS & PAPER - 2.1%
10,125	International Paper Co.	540,979

	INSURANCE - 2.1%
11,692	MetLife, Inc.	536,546

	IRON/STEEL - 1.9%
8,327	Nucor Corp.	508,696

	MISCELLANEOUS MANUFACTURING - 4.0%
6,728	Eaton Corp. PLC	537,634
37,443	General Electric Co.	504,732
		1,042,366
	OFFICE/BUSINESS EQUIPMENT - 2.1%
18,698	Xerox Corp.	538,128

Power Dividend Index VIT Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018
Shares		Value
	COMMON STOCK - 98.9% (Continued)
	OIL & GAS - 6.5%
7,500	Exxon Mobil Corp.	$559,575
8,362	Helmerich & Payne Corp.	556,575
8,783	Occidental Petroleum Corp.	570,544
		1,686,694
	PACKING & CONTAINERS - 2.0%
8,339	WestRock Co.	535,114

	PHARMACEUTICALS - 8.2%
7,860	Cardinal Health, Inc.	492,665
7,026	Eli Lilly & Co.	543,602
10,145	Merck & Co., Inc.	552,598
15,213	Pfizer, Inc.	539,909
		2,128,774
	PIPELINES - 4.0%
9,760	ONEOK, Inc.	555,539
19,977	Williams Cos., Inc.	496,628
		1,052,167
	RETAIL - 8.5%
8,882	Kohl's Corp.	581,860
13,231	L Brands, Inc.	505,556
19,365	Macy's, Inc.	575,915
7,936	Target Corp.	550,996
		2,214,327
	SAVINGS & LOANS - 2.0%
27,761	People's United Financial, Inc.	518,020

	SEMICONDUCTORS - 1.9%
8,872	QUALCOMM, Inc.	491,598

	TELECOMMUNICATIONS - 6.1%
15,097	AT&T, Inc.	538,208
31,179	CenturyLink, Inc.	512,271
11,411	Verizon Communications, Inc.	545,674
		1,596,153
	TRANSPORTATION - 2.0%
5,065	United Parcel Services, Inc.	530,103

	TOTAL COMMON STOCK (Cost - $26,909,430)	25,769,545

	SHORT-TERM INVESTMENTS - 1.4%
	MONEY MARKET FUNDS - 1.4%
374,849	Federated Institutional Prime Obligations Fund - Institutional Class, 1.76% *	374,812
	TOTAL SHORT-TERM INVESTMENTS (Cost - $374,814)	374,812

	TOTAL INVESTMENTS - 100.3% (Cost - $27,284,244) (a)	$26,144,357
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3) %	(93,897)
	NET ASSETS - 100.0%	$26,050,460

	PLC - Public Limited Company
*	Money market fund; interest rate reflects effective yield on March 31, 2018.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $27,342,510
	and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$815,911
	Unrealized depreciation	(2,014,064)
	Net unrealized depreciation	$(1,198,153)

Power Momentum Index VIT Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018
Shares		Value
	COMMON STOCK - 50.9%
	AEROSPACE/DEFENSE - 8.4%
4,780	Boeing Co.	$1,567,266
4,908	Lockheed Martin Corp.	1,658,560
4,832	Northrop Grumman Corp.	1,686,948
7,837	Raytheon Co.	1,691,381
		6,604,155
	BANKS - 7.9%
51,807	Bank of America Corp.	1,553,692
16,415	Comerica, Inc.	1,574,691
10,436	PNC Financial Services Group, Inc.	1,578,341
84,316	Regions Financial Corp.	1,566,591
		6,273,315
	COMMERCIAL SERVICES - 4.1%
8,658	S&P Global, Inc.	1,654,197
18,620	Total System Services, Inc.	1,606,161
		3,260,358
	COMPUTERS - 6.1%
19,599	Cognizant Technology Solutions Corp.	1,577,720
88,453	Hewlett Packard Enterprise Co.	1,551,466
28,296	Seagate Technology PLC	1,655,882
		4,785,068
	ENGINEERING & CONSTRUCTION - 2.1%
29,028	Fluor Corp.	1,660,982

	HEALTHCARE - PRODUCTS - 4.2%
12,065	Edwards Lifesciences Corp. *	1,683,309
8,342	IDEXX Laboratories, Inc. *	1,596,575
		3,279,884
	HEALTHCARE - SERVICES - 3.9%
38,840	Envision Healthcare Corp. *	1,492,621
15,984	HCA Healthcare, Inc.	1,550,448
		3,043,069
	INTERNET - 3.9%
1,078	Amazon.com, Inc. *	1,560,233
5,115	Netflix, Inc. *	1,510,715
		3,070,948
	PHARMACEUTICALS - 1.8%
21,010	Express Scripts Holding Co. *	1,451,371

	RETAIL - 6.5%
27,219	Kohl's Corp.	1,783,117
32,322	Tapestry, Inc.	1,700,460
24,025	Target Corp.	1,668,056
		5,151,633
	TELECOMMUNICATIONS - 2.0%
37,274	Cisco Systems, Inc.	1,598,682

	TOTAL COMMON STOCK (Cost - $41,283,850)	40,179,465

	EXCHANGED TRADED FUND - 48.1%
	DEBT FUND - 48.1%
455,313	iShares 1-3 Year Treasury Bond ETF	38,045,954
	TOTAL EXCHANGE TRADED FUND (Cost - $38,045,270)

Power Momentum Index VIT Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018
Shares		Value
	SHORT-TERM INVESTMENTS - 1.1%
	MONEY MARKET FUND - 1.1%
903,621	Federated Institutional Prime Obligations Fund - Institutional Class, 1.76% **	$903,531
	TOTAL SHORT-TERM INVESTMENTS (Cost - $903,638)

	TOTAL INVESTMENTS - 100.1% (Cost - $80,232,758) (a)	$79,128,950
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1) %	(73,457)
	NET ASSETS - 100.0%	$79,055,493

	ETF - Exchange Traded Fund
	PLC - Public Limited Company
*	Non-income producing security
**	Money market fund; interest rate reflects effective yield on March 31, 2018
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $80,303,984
	and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$422,931
	Unrealized depreciation	(1,597,965)
	Net unrealized depreciation	$(1,175,034)

Power VIT Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies."

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Power VIT Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018
Exchange Traded Funds - The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2018 in valuing the fund's investments carried at fair value:

Power Income VIT Fund
Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$3,175,732	$-	$-	$3,175,732
Money Market Funds	5,142,601	-	-	5,142,601
Total	$8,318,333	$-	$-	$8,318,333

Power Dividend Index VIT Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$25,769,545	$-	$-	$25,769,545
Money Market Funds	374,812	-	-	374,812
Total	$26,144,357	$-	$-	$26,144,357

Power Momentum Index VIT Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$40,179,465	$-	$-	$40,179,465
Exchange Traded Funds	38,045,954	-	-	38,045,954
Money Market Funds	903,531	-	-	903,531
Total	$79,128,950	$-	$-	$79,128,950

The Funds did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the period.It is the Fund's Policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for industry classification.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Variable Fund Trust

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 5/24/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 5/24/2018

By

*/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 5/24/2018